Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Current income tax: Relating to current income tax charge	$ 17,662	$ 15,992
Deferred income tax: Relating to origination and reversal of temporary differences	(25,313)	2,055
Income tax expense	(7,651)	18,047
Income tax (recovery) expense recognized in other comprehensive income	(833)	1,262
Total income tax (recovery) expense	$ (8,484)	$ 19,309